Equity: - Summary of option activity under the stock option plan (Details) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Number of options
Outstanding at the beginning		0
Granted	4,480,000	4,483,322
Outstanding at the end		4,483,322
Exercisable at the end		1,120,822
Weighted- Average Exercise Price
Outstanding at the beginning (in dollars per share)		$ 0
Granted (in dollars per share)	$ 2.49	2.49
Outstanding at the end (in dollars per share)		2.49
Exercisable at the end (in dollars per share)		$ 2.49
Weighted- Average Remaining Contractual Term (years)
Outstanding at the end (in years)		4 years 6 months
Exercisable at the end (in years)		4 years 6 months